Investments - Investee C (Details) - Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) - Convertible Debentures - Investee-C $ in Millions	Jun. 30, 2022 CAD ($) year	Jun. 30, 2021 CAD ($) year	May 19, 2021 CAD ($)
Disclosure of financial assets [line items]
Notional amount			$ 2.5
Interest rate			8.00%
Discount on average daily VWAP of common shares, percent			0.15
Financial assets, at fair value	$ 2.5	$ 2.5
Interest rate volatility
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.39	0.44
Risk-free interest rate
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.02	0.01
Credit spread
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.10	0.07
Expected life
Disclosure of financial assets [line items]
Significant unobservable input, assets | year	0.34	1.34